Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
Note 6 - Inventories

	December 31
	2022	2023
	US$ thousands

Raw materials and components	71,861	36,979
Products in process	12,417	9,189
Finished products	3,707	5,339
	87,985	51,507

In the years ended December 31, 2021, 2022 and 2023, the Company recorded inventory write-downs in the amount of US$ 5,246 thousand, US$ 3,002 thousand and US$ 6,433 thousand, respectively.